Expense Example - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2015 Fund - Fidelity Freedom Blend 2015 Fund - Premier Class	May 30, 2023 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255